Share-based Compensation - Summary of Activities of Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average Grant Date Fair Value, Outstanding, Beginning balance	$ 1.96
Weighted average Grant Date Fair Value, Granted	2.64	$ 1.96
Weighted average Grant Date Fair Value, Vested	1.96
Weighted average Grant Date Fair Value, Forfeited	2.13
Weighted average Grant Date Fair Value, Outstanding, Ending balance	$ 1.98	$ 1.96
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Share Units, Outstanding, Beginning balance	3,971,453
Number of Restricted Share Units, Granted	472,220	3,971,453
Number of Restricted Share Units, Vested	(746,660)
Number of Restricted Share Units, Forfeited	(1,033,446)
Number of Restricted Share Units, Outstanding, Ending balance	2,663,567	3,971,453